Borrowings (Summary of Information Relating to Short-Term Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Average annual balance	$ 10,900	$ 14,956
December 31 balance		21,050
Maximum month-end balance during year	$ 58,925	$ 54,077
Weighted-average - year	0.36%	0.33%
Weighted-average - December 31		0.35%